Provisions and Other Liabilities - Summary of Weighted Average Duration of Obligation for Pensions and Other Long-term Benefits in Principal Countries (Detail) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
France [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration in main countries	13	13	13
Germany [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration in main countries	15	14	14
United States [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration in main countries	14	13	14
UK [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration in main countries	17	17	17